                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-08741
                                   ---------------------------------------------

                                 Merrimac Series
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                200 Clarendon Street, Boston, MA           02116
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Susan C. Mosher, Secretary
                           Merrimac Series
                           Mail Code LEG 13
                           200 Clarendon Street, Boston, MA 02116
               --------------------------------------------------
                           (Name and address of agent for service)

                           with a copy to:

                           Philip H. Newman, Esq.
                           Goodwin Procter LLP
                           Exchange Place
                           Boston, MA  02109
               --------------------------------------------------

Registrant's telephone number, including area code: 888-637-7622
                                                    -------------

Date of fiscal year end:   12/31/2003
                         ----------------------------

Date of reporting period:  06/30/03
                          ----------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                     [logo]

                                 MERRIMAC SERIES

                               Semiannual Report
                                 June 30, 2003

[LOGO]

August 12, 2003

Dear Shareholder:

We are pleased to provide you with the Semi-Annual Report of the Merrimac Series as of June 30, 2003. The funds are part of a master-feeder structure under which each fund invests its assets in a master portfolio having identical investment objectives. The fund structure is described further in the footnotes to the enclosed financial statements.

Effective June 1, 2003, Lincoln Capital Fixed Income Management Company, LLC, a wholly owned subsidiary of Lehman Brothers Holdings, Inc., assumed sub-adviser responsibility for Merrimac Cash Portfolio and Merrimac Government Portfolio, the master portfolios into which Merrimac Cash Series and Merrimac US Government Series, respectively, invest. Lincoln Capital replaces Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.). The team of investment professionals managing the investment program for the portfolios at Lincoln Capital is substantially the same team of investment professionals who managed the investment program for the portfolios at Opus.

On June 20, 2003, Merrimac Prime Series was launched. The new fund invests in top rated money market instruments and has attained "Triple A" rating status from Moody's Investors Services, Standard & Poor's and Fitch Ratings. Lincoln Capital is the sub-adviser for the Merrimac Prime Portfolio.

Our sub-advisers continued to be challenged during the first half of 2003, managing our funds in an economic environment which is seeing interest rates at a forty plus year low. While markets had been, until recently, assuming no upward adjustment of rates until well into 2004, some market segments are now speculating on earlier movement. The challenge of portfolio management in uncertain times will be with us for some time to come. We are confident that our sub-advisers will provide favorable return for our investors.

We thank you, our shareholders, for your support and participation. We look forward to continuing to serve you. Current information on the performance of the Merrimac Series funds is available at our web site, www.merrimacmutualfunds.com

Very truly yours,

/s/ Paul J. Jasinski

Paul J. Jasinski
President

                                MERRIMAC SERIES
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------


                                CASH           PRIME          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                               SERIES          SERIES          SERIES          SERIES          SERIES           SERIES
                           --------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
    Investment in
      corresponding
      Portfolio at value
      (Note 1)             $3,177,642,626  $ 200,055,320   $ 342,179,530   $ 282,235,043   $ 579,682,010    $ 182,992,931
    Prepaid expenses              33,959              --          11,345           9,903           9,650            5,770
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total assets       3,177,676,585     200,055,320     342,190,875     282,244,946     579,691,660      182,998,701
                           -------------   -------------   -------------   -------------   -------------    -------------
LIABILITIES
    Distributions payable
      to shareholders          2,571,610          29,018         172,117         186,091         361,984           78,146
    Accrued expenses             770,516             625         260,445         200,439         470,203          201,109
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total liabilities      3,342,126          29,643         432,562         386,530         832,187          279,255
                           -------------   -------------   -------------   -------------   -------------    -------------
NET ASSETS                 $3,174,334,459  $ 200,025,677   $ 341,758,313   $ 281,858,416   $ 578,859,473    $ 182,719,446
                           =============   =============   =============   =============   =============    =============
NET ASSETS CONSIST OF:
    Paid in capital        $3,174,236,817  $ 200,025,677   $ 341,728,715   $ 281,858,482   $ 578,864,867    $ 182,719,446
    Accumulated net
      realized gain
      (loss) on
      investments                 56,419              --           9,913             (66)         (5,394)              --
    Accumulated net
      investment income           41,223              --          19,685              --              --               --
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total net assets   $3,174,334,459  $ 200,025,677   $ 341,758,313   $ 281,858,416   $ 578,859,473    $ 182,719,446
                           =============   =============   =============   =============   =============    =============
TOTAL NET ASSETS
    Premium Class          $2,440,144,263  $ 200,005,675   $  82,536,500   $  97,239,592   $  28,023,000    $       5,154
                           =============   =============   =============   =============   =============    =============
    Reserve Class          $       5,118   $       5,000   $       5,094   $       5,092   $       5,114    $       5,075
                           =============   =============   =============   =============   =============    =============
    Institutional Class    $  14,657,943   $       5,002   $   6,189,344   $     220,515   $       5,000    $       5,127
                           =============   =============   =============   =============   =============    =============
    Adviser Class          $       5,107   $       5,000   $       5,083   $       5,082   $       5,103    $       5,064
                           =============   =============   =============   =============   =============    =============
    Investment Class       $ 719,522,028   $       5,000   $ 253,022,292   $ 184,388,135   $ 550,821,256    $ 182,699,026
                           =============   =============   =============   =============   =============    =============
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING
    Premium Class          2,440,066,353     200,005,675      82,528,594      97,239,615      28,023,110            5,154
                           =============   =============   =============   =============   =============    =============
    Reserve Class                  5,118           5,000           5,094           5,092           5,114            5,075
                           =============   =============   =============   =============   =============    =============
    Institutional Class       14,657,475           5,002       6,188,751         220,515           5,000            5,127
                           =============   =============   =============   =============   =============    =============
    Adviser Class                  5,107           5,000           5,083           5,082           5,103            5,064
                           =============   =============   =============   =============   =============    =============
    Investment Class         719,499,055           5,000     252,998,054     184,388,178     550,823,424      182,699,026
                           =============   =============   =============   =============   =============    =============

NET ASSET VALUE, MAXIMUM
  OFFER AND REDEMPTION
  PRICE PER SHARE FOR
  EACH CLASS               $        1.00   $        1.00   $        1.00   $        1.00   $        1.00    $        1.00
                           =============   =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                                                          MERRIMAC SERIES
                                               STATEMENTS OF OPERATIONS (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                 CASH             PRIME            TREASURY      TREASURY PLUS    U.S. GOVERNMENT      MUNICIPAL
                                SERIES            SERIES            SERIES           SERIES            SERIES            SERIES
                           ----------------  ----------------  ---------------  ----------------  ----------------  ----------------
                                              FOR THE PERIOD
                                              JUNE 20, 2003
                                             (COMENCEMENT OF     SIX MONTHS      SIX MONTHS        SIX MONTHS        SIX MONTHS
                           SIX MONTHS ENDED    OPERATIONS)          ENDED           ENDED             ENDED             ENDED
                            JUNE 30, 2003    TO JUNE 30, 2003   JUNE 30, 2003    JUNE 30, 2003     JUNE 30, 2003     JUNE 30, 2003
                           ----------------  ----------------  ---------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME
  ALLOCATED FROM
  PORTFOLIO (NOTE 1)
    Interest and
      dividends            $   30,099,921    $       38,225    $    2,128,376   $    1,920,707    $    3,774,596     $    1,043,722
    Expenses                   (3,693,599)           (7,672)         (346,824)        (287,099)         (509,033)          (179,606)
                           --------------    --------------    --------------   --------------    --------------     --------------
         Net investment
           income from
           Portfolio           26,406,322            30,553         1,781,552        1,633,608         3,265,563            864,116
                           --------------    --------------    --------------   --------------    --------------     --------------
FUND EXPENSES
    Accounting, transfer
      agency, and
      administration fees
      (Note 4)                    205,419               384            17,941           15,714            28,024              9,548
    Audit                           6,919               155             7,108            4,172             1,080              2,401
    Legal                           5,514                70             2,635            1,565               324              1,350
    Printing                        2,704                93             3,503            1,740               360              1,000
    Amortization of
      organization
      expenses (Note 1)             1,264                --             1,024               --                --                 --
    Registration                    5,514               486             8,702           14,702             1,080              3,173
    Insurance                      12,378                73             3,759            1,958               450                937
    Trustees fees and
      expenses                      1,861                62             2,347            1,389               144                400
    Miscellaneous                  10,145               212             8,702            5,212               503                201
                           --------------    --------------    --------------   --------------    --------------     --------------
         Total expenses
           common to all
           classes                251,718             1,535            55,721           46,452            31,965             19,010
    Shareholder servicing
      fee-Institutional
      Class                        20,036                --            10,831              437                 5                  7
    Shareholder servicing
      fee-Investment
      Class                       865,152                --           353,886          275,516           585,559            238,686
    Distribution
      fees-Reserve Class                2                --                 2                2                 2                  2
    Distribution
      fees-Adviser Class                5                --                 5                5                 5                  5
    Distribution
      fees-Investment
      Class                       346,061                --           141,554          110,207           234,224             95,474
                           --------------    --------------    --------------   --------------    --------------     --------------
         Total expenses         1,482,974             1,535           561,999          432,619           851,760            353,184
                           --------------    --------------    --------------   --------------    --------------     --------------

NET INVESTMENT INCOME          24,923,348            29,018         1,219,553        1,200,989         2,413,803            510,932
                           --------------    --------------    --------------   --------------    --------------     --------------

NET REALIZED GAIN (LOSS)
  ON INVESTMENTS
  ALLOCATED FROM
  PORTFOLIO                        39,763                --               203               --            (5,414)                --
                           --------------    --------------    --------------   --------------    --------------     --------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $   24,963,111    $       29,018    $    1,219,756   $    1,200,989    $    2,408,389     $      510,932
                           ==============    ==============    ==============   ==============    ==============     ==============

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         CASH SERIES                  PRIME SERIES                 TREASURY SERIES
                            -------------------------------------   -----------------   -------------------------------------
                                                                      JUNE 20, 2003
                               SIX MONTHS                           (COMMENCEMENT OF       SIX MONTHS
                                  ENDED                                OPERATIONS)            ENDED
                              JUNE 30, 2003        YEAR ENDED       TO JUNE 30, 2003      JUNE 30, 2003        YEAR ENDED
                               (UNAUDITED)      DECEMBER 31, 2002      (UNAUDITED)         (UNAUDITED)      DECEMBER 31, 2002
                            -----------------   -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income   $     24,923,348    $     76,447,923    $         29,018    $      1,219,553    $      5,787,564
    Net realized gain
     allocated from
     Portfolio                        39,763              19,640                  --                 203               9,710
                            ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase in
        net assets from
        operations                24,963,111          76,467,563              29,018           1,219,756           5,797,274
                            ----------------    ----------------    ----------------    ----------------    ----------------
DIVIDENDS DECLARED
  FROM NET INVESTMENT
    INCOME
    Premium Class                (21,687,075)        (66,612,662)            (29,014)           (320,134)         (1,127,253)
    Reserve Class                        (30)                (90)                 (1)                (23)                (73)
    Institutional Class              (81,603)         (4,511,589)                 (1)            (31,427)         (3,141,888)
    Adviser Class                        (26)                (83)                 (1)                (19)                (66)
    Investment Class              (3,154,614)         (5,323,499)                 (1)           (867,950)         (1,518,284)
  FROM REALIZED GAIN
    Premium Class                         --                  --                  --                  --                  --
    Reserve Class                         --                  --                  --                  --                  --
    Institutional Class                   --                  --                  --                  --                  --
    Adviser Class                         --                  --                  --                  --                  --
    Investment Class                      --                  --                  --                  --                  --
                            ----------------    ----------------    ----------------    ----------------    ----------------
        Total dividends
        declared                 (24,923,348)        (76,447,923)            (29,018)         (1,219,553)         (5,787,564)
                            ----------------    ----------------    ----------------    ----------------    ----------------
FUND SHARE TRANSACTIONS
  (NOTE 5)
    Proceeds from shares
     sold                     16,057,863,517      33,370,730,029         200,025,677         312,534,957       1,404,374,485
    Proceeds from
     dividends reinvested         10,015,056          19,949,696                  --                  43                 134
    Payment for shares
     redeemed                (17,111,059,288)    (32,984,829,645)                 --        (332,456,895)     (1,627,976,646)
                            ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase
        (decrease) in net
        assets derived
        from share
        transactions          (1,043,180,715)        405,850,080         200,025,677         (19,921,895)       (223,602,027)
                            ----------------    ----------------    ----------------    ----------------    ----------------

NET INCREASE (DECREASE)
  IN NET ASSETS               (1,043,140,952)        405,869,720         200,025,677         (19,921,692)       (223,592,317)
NET ASSETS
    Beginning of period        4,217,475,411       3,811,605,691                  --         361,680,005         585,272,322
                            ----------------    ----------------    ----------------    ----------------    ----------------
    End of period           $  3,174,334,459    $  4,217,475,411    $    200,025,677    $    341,758,313    $    361,680,005
                            ================    ================    ================    ================    ================
Accumulated undistributed
  net investment income
  included in net assets    $         41,223    $         41,223    $             --    $         19,685    $         19,685
                            ================    ================    ================    ================    ================

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                TREASURY PLUS SERIES                   U.S. GOVERNMENT SERIES              MUNICIPAL SERIES
                         ----------------------------------   ---------------------------------   --------------------------------
                           SIX MONTHS                              SIX MONTHS                       SIX MONTHS
                              ENDED            YEAR ENDED           ENDED          YEAR ENDED          ENDED          YEAR ENDED
                          JUNE 30, 2003        DECEMBER 31,     JUNE 30, 2003      DECEMBER 31,    JUNE 30, 2003      DECEMBER 31,
                           (UNAUDITED)             2002          (UNAUDITED)           2002         (UNAUDITED)           2002
                          ---------------    --------------   -----------------   --------------   ---------------   --------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income $    1,200,989     $   3,627,845    $      2,413,803    $   7,138,550    $       510,932   $    1,156,772
    Net realized gain
      (loss) allocated
      from Portfolio                  --                --              (5,414)          53,243                --                --
                          --------------     -------------    ----------------    -------------    --------------    --------------
        Net increase in
          net assets from
          operations           1,200,989         3,627,845           2,408,389        7,191,793           510,932         1,156,772
                          --------------     -------------    ----------------    -------------    --------------    --------------
DIVIDENDS DECLARED
  FROM NET INVESTMENT
    INCOME
    Premium Class               (472,122)         (772,040)           (536,390)        (611,192)              (22)              (62)
    Reserve Class                    (24)              (72)                (27)             (84)              (20)              (57)
    Institutional Class           (1,283)       (1,870,578)                (22)      (1,679,965)              (15)              (50)
    Adviser Class                    (20)              (64)                (23)             (77)              (17)              (49)
    Investment Class            (727,540)         (985,091)         (1,877,341)      (4,847,232)         (510,858)       (1,156,554)
  FROM REALIZED GAIN
    Premium Class                     --                --                  --          (27,175)               --                --
    Reserve Class                     --                --                  --               (4)               --                --
    Institutional Class               --                --                  --               (4)               --                --
    Adviser Class                     --                --                  --               (4)               --                --
    Investment Class                  --                --                  --         (364,397)               --                --
                          --------------     -------------    ----------------    -------------    --------------    --------------
        Total dividends
          declared            (1,200,989)       (3,627,845)         (2,413,803)      (7,530,134)         (510,932)       (1,156,772)
                          --------------     -------------    ----------------    -------------    --------------    --------------
FUND SHARE TRANSACTIONS
  (NOTE 5)
    Proceeds from shares
      sold                   615,302,691     1,449,926,873       1,084,826,011    2,236,300,003       196,655,955       131,647,213
    Proceeds from
      dividends
      reinvested                   1,332             1,310              24,215          145,411                78               213
    Payment for shares
      redeemed              (670,746,106)   (1,347,734,219)       (956,369,883)  (2,265,011,886)     (110,144,399)     (159,882,846)
                          --------------     -------------    ----------------    -------------    --------------    --------------
        Net increase
          (decrease) in
          net assets
          derived from
          share
          transactions       (55,442,083)      102,193,964         128,480,343      (28,566,472)       86,511,634       (28,235,420)
                          --------------     -------------    ----------------    -------------    --------------    --------------
NET INCREASE (DECREASE)
  IN NET ASSETS              (55,442,083)      102,193,964         128,474,929      (28,904,813)       86,511,634       (28,235,420)
NET ASSETS
    Beginning of period      337,300,499       235,106,535         450,384,544      479,289,357        96,207,812       124,443,232
                          --------------     -------------    ----------------    -------------    --------------    --------------
    End of period         $  281,858,416     $ 337,300,499    $    578,859,473    $ 450,384,544    $  182,719,446    $   96,207,812
                          ==============     =============    ================    =============    ==============    ==============
Accumulated undistributed
  net investment income
  included in net assets  $           --     $          --    $             --    $          --    $           --    $           --
                          ==============     =============    ================    =============    ==============    ==============

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                               NET ASSET              DISTRIBUTIONS  NET ASSET
PERIODS ENDED                    VALUE       NET        FROM NET       VALUE
DECEMBER 31, 2002, 2001, 2000  BEGINNING  INVESTMENT   INVESTMENT       END       TOTAL
1999, 1998 AND JUNE 30, 2003   OF PERIOD    INCOME       INCOME      OF PERIOD  RETURN (A)
----------------------------   ---------  ----------  -------------  ---------  ----------
CASH SERIES
    PREMIUM CLASS (1)
        2003*                   $1.000      $0.006       $(0.006)     $1.000       1.27%
        2002                     1.000       0.019        (0.019)      1.000       1.88
        2001                     1.000       0.042        (0.042)      1.000       4.31
        2000                     1.000       0.063        (0.063)      1.000       6.52
        1999                     1.000       0.051        (0.051)      1.000       5.22
        1998                     1.000       0.028        (0.028)      1.000       5.41
    RESERVE CLASS (8)
        2003*                    1.000       0.006        (0.006)      1.000       1.19
        2002                     1.000       0.018        (0.018)      1.000       1.77
        2001                     1.000       0.001        (0.001)      1.000       2.16
    INSTITUTIONAL CLASS (1)
        2003*                    1.000       0.005        (0.005)      1.000       1.01
        2002                     1.000       0.016        (0.016)      1.000       1.62
        2001                     1.000       0.040        (0.040)      1.000       4.05
        2000                     1.000       0.061        (0.061)      1.000       6.25
        1999                     1.000       0.049        (0.049)      1.000       4.96
        1998                     1.000       0.026        (0.026)      1.000       5.15
    ADVISER CLASS (8)
        2003*                    1.000       0.005        (0.005)      1.000       1.03
        2002                     1.000       0.016        (0.016)      1.000       1.62
        2001                     1.000       0.001        (0.001)      1.000       2.01
    INVESTMENT CLASS (6)
        2003*                    1.000       0.005        (0.005)      1.000       0.91
        2002                     1.000       0.015        (0.015)      1.000       1.52
        2001                     1.000       0.039        (0.039)      1.000       3.94
        2000                     1.000       0.001        (0.001)      1.000       6.24

PRIME SERIES
    PREMIUM CLASS (9)
        2003*                    1.000       0.000**      (0.000)**    1.000       0.76
    RESERVE CLASS (9)
        2003*                    1.000       0.000**      (0.000)**    1.000       0.66
    INSTITUTIONAL CLASS (9)
        2003*                    1.000       0.000**      (0.000)**    1.000       0.51
    ADVISER CLASS (9)
        2003*                    1.000       0.000**      (0.000)**    1.000       0.51
    INVESTMENT CLASS (9)
        2003*                    1.000       0.000**      (0.000)**    1.000       0.41

                                ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                           SUPPLEMENTAL DATA
                               ------------------------------------------
                                                            NET ASSETS
PERIODS ENDED                                   NET           END OF
DECEMBER 31, 2002, 2001, 2000      NET      INVESTMENT        PERIOD
1999, 1998 AND JUNE 30, 2003    EXPENSES      INCOME      (000S OMITTED)
----------------------------   -----------  -----------  ----------------
CASH SERIES
    PREMIUM CLASS (1)
        2003*                      0.19%        1.28%       $2,440,144
        2002                       0.19         1.86         3,531,473
        2001                       0.21         3.55         3,206,216
        2000                       0.21         6.32           161,062
        1999                       0.25         5.10             7,232
        1998                       0.33(B)      5.28               100
    RESERVE CLASS (8)
        2003*                      0.29         1.18                 5
        2002                       0.29         1.76                 5
        2001                       0.31         2.16                 5
    INSTITUTIONAL CLASS (1)
        2003*                      0.44         1.02            14,658
        2002                       0.44         1.68            17,062
        2001                       0.46         3.91           308,827
        2000                       0.46         6.07           314,687
        1999                       0.50         4.85           253,798
        1998                       0.58(B)      5.03           115,127
    ADVISER CLASS (8)
        2003*                      0.44         1.02                 5
        2002                       0.44         1.60                 5
        2001                       0.46         2.01                 5
    INVESTMENT CLASS (6)
        2003*                      0.54         0.91           719,522
        2002                       0.54         1.46           668,931
        2001                       0.56         3.31           296,553
        2000                       0.55         6.24                 5
PRIME SERIES
    PREMIUM CLASS (9)
        2003*                      0.24         0.76           200,006
    RESERVE CLASS (9)
        2003*                      0.34         0.66                 5
    INSTITUTIONAL CLASS (9)
        2003*                      0.49         0.51                 5
    ADVISER CLASS (9)
        2003*                      0.49         0.51                 5
    INVESTMENT CLASS (9)
        2003*                      0.59         0.41                 5

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NET ASSET              DISTRIBUTIONS  NET ASSET
PERIODS ENDED                    VALUE       NET        FROM NET       VALUE
DECEMBER 31, 2002, 2001, 2000  BEGINNING  INVESTMENT   INVESTMENT       END       TOTAL
1999, 1998 AND JUNE 30, 2003   OF PERIOD    INCOME       INCOME      OF PERIOD  RETURN (A)
----------------------------   ---------  ----------  -------------  ---------  ----------
TREASURY SERIES
    PREMIUM CLASS (2)
        2003*                   $1.000      $0.005       $(0.005)     $1.000       0.97%
        2002                     1.000       0.016        (0.016)      1.000       1.54
        2001                     1.000       0.038        (0.038)      1.000       3.84
        2000                     1.000       0.057        (0.057)      1.000       5.81
        1999                     1.000       0.039        (0.039)      1.000       4.54
    RESERVE CLASS (8)
        2003*                    1.000       0.004        (0.004)      1.000       0.87
        2002                     1.000       0.014        (0.014)      1.000       1.43
        2001                     1.000       0.001        (0.001)      1.000       1.95
    INSTITUTIONAL CLASS (1)
        2003*                    1.000       0.004        (0.004)      1.000       0.71
        2002                     1.000       0.013        (0.013)      1.000       1.28
        2001                     1.000       0.035        (0.035)      1.000       3.58
        2000                     1.000       0.054        (0.054)      1.000       5.55
        1999                     1.000       0.042        (0.042)      1.000       4.26
        1998                     1.000       0.022        (0.022)      1.000       4.31
    ADVISER CLASS (8)
        2003*                    1.000       0.004        (0.004)      1.000       0.71
        2002                     1.000       0.013        (0.013)      1.000       1.28
        2001                     1.000       0.001        (0.001)      1.000       1.80
    INVESTMENT CLASS (6)
        2003*                    1.000       0.003        (0.003)      1.000       0.61
        2002                     1.000       0.011        (0.011)      1.000       1.18
        2001                     1.000       0.034        (0.034)      1.000       3.48
        2000                     1.000       0.000**      (0.000)**    1.000       5.48

TREASURY PLUS SERIES
    PREMIUM CLASS (5)
        2003*                    1.000       0.005        (0.005)      1.000       1.01
        2002                     1.000       0.015        (0.015)      1.000       1.50
        2001                     1.000       0.037        (0.037)      1.000       3.75
        2000                     1.000       0.042        (0.042)      1.000       6.45
    RESERVE CLASS (8)
        2003*                    1.000       0.005        (0.005)      1.000       0.91
        2002                     1.000       0.014        (0.014)      1.000       1.40
        2001                     1.000       0.001        (0.001)      1.000       1.53
    INSTITUTIONAL CLASS (3)
        2003*                    1.000       0.004        (0.004)      1.000       0.77
        2002                     1.000       0.012        (0.012)      1.000       1.25
        2001                     1.000       0.034        (0.034)      1.000       3.49
        2000                     1.000       0.058        (0.058)      1.000       5.87
        1999                     1.000       0.042        (0.042)      1.000       4.54
    ADVISER CLASS (8)
        2003*                    1.000       0.004        (0.004)      1.000       0.77
        2002                     1.000       0.012        (0.012)      1.000       1.25
        2001                     1.000       0.001        (0.001)      1.000       1.38
    INVESTMENT CLASS (6)
        2003*                    1.000       0.003        (0.003)      1.000       0.67
        2002                     1.000       0.011        (0.011)      1.000       1.15
        2001                     1.000       0.033        (0.033)      1.000       3.39
        2000                     1.000       0.001        (0.001)      1.000       5.72


                                ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                           SUPPLEMENTAL DATA
                               ------------------------------------------
                                                            NET ASSETS
PERIODS ENDED                                   NET           END OF
DECEMBER 31, 2002, 2001, 2000      NET      INVESTMENT        PERIOD
1999, 1998 AND JUNE 30, 2003    EXPENSES      INCOME      (000S OMITTED)
----------------------------   -----------  -----------  ----------------
TREASURY SERIES
    PREMIUM CLASS (2)
        2003*                      0.22%        0.96%       $   82,537
        2002                       0.20         1.55            61,403
        2001                       0.20         3.40           113,892
        2000                       0.25         5.66            50,804
        1999                       0.28         4.46            24,816
    RESERVE CLASS (8)
        2003*                      0.32         0.87                 5
        2002                       0.30         1.43                 5
        2001                       0.30         1.95                 5
    INSTITUTIONAL CLASS (1)
        2003*                      0.48         0.73             6,189
        2002                       0.45         1.33            14,956
        2001                       0.45         3.47           366,118
        2000                       0.50         5.41           324,937
        1999                       0.53         4.18           153,714
        1998                       0.67         4.23           114,321
    ADVISER CLASS (8)
        2003*                      0.47         0.71                 5
        2002                       0.45         1.28                 5
        2001                       0.45         1.80                 5
    INVESTMENT CLASS (6)
        2003*                      0.57         0.61           253,022
        2002                       0.56         1.13           285,311
        2001                       0.55         2.98           105,253
        2000                       0.56         5.48                 5
TREASURY PLUS SERIES
    PREMIUM CLASS (5)
        2003*                      0.21         1.01            97,240
        2002                       0.22         1.43            87,070
        2001                       0.21         3.53            23,059
        2000                       0.23         6.27            24,764
    RESERVE CLASS (8)
        2003*                      0.31         0.91                 5
        2002                       0.32         1.39                 5
        2001                       0.31         1.53                 5
    INSTITUTIONAL CLASS (3)
        2003*                      0.47         0.73               221
        2002                       0.46         1.32               390
        2001                       0.46         3.51           155,203
        2000                       0.48         5.76           254,419
        1999                       0.53         4.46           281,613
    ADVISER CLASS (8)
        2003*                      0.46         0.76                 5
        2002                       0.47         1.24                 5
        2001                       0.46         1.38                 5
    INVESTMENT CLASS (6)
        2003*                      0.56         0.66           184,388
        2002                       0.57         0.99           249,830
        2001                       0.56         2.67            56,834
        2000                       0.57         5.72                 5

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NET ASSET              DISTRIBUTIONS  NET ASSET
PERIODS ENDED                    VALUE       NET        FROM NET       VALUE
DECEMBER 31, 2002, 2001, 2000  BEGINNING  INVESTMENT   INVESTMENT       END       TOTAL
1999, 1998 AND JUNE 30, 2003   OF PERIOD    INCOME       INCOME      OF PERIOD  RETURN (A)
----------------------------   ---------  ----------  -------------  ---------  ----------
U.S. GOVERNMENT SERIES
    PREMIUM CLASS (5)
        2003*                   $1.000      $0.006       $(0.006)     $1.000       1.15%
        2002                     1.000       0.018        (0.018)      1.000       1.85
        2001                     1.000       0.040        (0.040)      1.000       4.07
        2000                     1.000       0.042        (0.042)      1.000       6.42
    RESERVE CLASS (8)
        2003*                    1.000       0.005        (0.005)      1.000       1.07
        2002                     1.000       0.017        (0.017)      1.000       1.75
        2001                     1.000       0.001        (0.001)      1.000       2.07
    INSTITUTIONAL CLASS (4)
        2003*                    1.000       0.004        (0.004)       1.00       0.91
        2002                     1.000       0.015        (0.015)       1.00       1.60
        2001                     1.000       0.038        (0.038)       1.00       3.81
        2000                     1.000       0.058        (0.058)       1.00       5.94
        1999                     1.000       0.025        (0.025)       1.00       4.87
    ADVISER CLASS (8)
        2003*                    1.000       0.004        (0.004)       1.00       0.91
        2002                     1.000       0.015        (0.015)       1.00       1.60
        2001                     1.000       0.001        (0.001)       1.00       1.92
    INVESTMENT CLASS (6)
        2003*                    1.000       0.004        (0.004)       1.00       0.81
        2002                     1.000       0.014        (0.014)       1.00       1.50
        2001                     1.000       0.037        (0.037)       1.00       3.71
        2000                     1.000       0.001        (0.001)       1.00       5.88

MUNICIPAL SERIES
    PREMIUM CLASS (7)
        2003*                    1.000       0.004        (0.004)       1.00       0.89
        2002                     1.000       0.012        (0.012)       1.00       1.21
        2001                     1.000       0.015        (0.015)       1.00       2.09
    RESERVE CLASS (8)
        2003*                    1.000       0.004        (0.004)       1.00       0.79
        2002                     1.000       0.011        (0.011)       1.00       1.11
        2001                     1.000       0.001        (0.001)       1.00       1.29
    INSTITUTIONAL CLASS (7)
        2003*                    1.000       0.003        (0.003)       1.00       0.65
        2002                     1.000       0.010        (0.010)       1.00       0.96
        2001                     1.000       0.013        (0.013)       1.00       1.84
    ADVISER CLASS (8)
        2003*                    1.000       0.003        (0.003)       1.00       0.65
        2002                     1.000       0.010        (0.010)       1.00       0.96
        2001                     1.000       0.000**      (0.000)**     1.00       1.14
    INVESTMENT CLASS (7)
        2003*                    1.000       0.003        (0.003)       1.00       0.55
        2002                     1.000       0.009        (0.009)       1.00       0.86
        2001                     1.000       0.012        (0.012)       1.00       1.74

                                ANNUALIZED RATIOS TO AVERAGE NET ASSETS/
                                           SUPPLEMENTAL DATA
                               ------------------------------------------
                                                            NET ASSETS
PERIODS ENDED                                   NET           END OF
DECEMBER 31, 2002, 2001, 2000      NET      INVESTMENT        PERIOD
1999, 1998 AND JUNE 30, 2003    EXPENSES      INCOME      (000S OMITTED)
----------------------------   -----------  -----------  ----------------
U.S. GOVERNMENT SERIES
    PREMIUM CLASS (5)
        2003*                      0.19%        1.17%       $   28,023
        2002                       0.19         1.71            35,786
        2001                       0.21         2.68            11,385
        2000                       0.25         6.24                80
    RESERVE CLASS (8)
        2003*                      0.29         1.07                 5
        2002                       0.29         1.65                 5
        2001                       0.31         2.07                 5
    INSTITUTIONAL CLASS (4)
        2003*                      0.44         0.91                 5
        2002                       0.44         1.56                 5
        2001                       0.46         3.93           135,056
        2000                       0.50         5.79           185,512
        1999                       0.58         4.82           130,687
    ADVISER CLASS (8)
        2003*                      0.44         0.91                 5
        2002                       0.44         1.51                 5
        2001                       0.46         1.92                 5
    INVESTMENT CLASS (6)
        2003*                      0.54         0.80           550,821
        2002                       0.54         1.39           414,584
        2001                       0.56         3.01           332,839
        2000                       0.59         5.88                 5
MUNICIPAL SERIES
    PREMIUM CLASS (7)
        2003*                      0.21         0.89                 5
        2002                       0.22         1.21                 5
        2001                       0.28         2.08                 5
    RESERVE CLASS (8)
        2003*                      0.31         0.79                 5
        2002                       0.32         1.10                 5
        2001                       0.38         1.29                 5
    INSTITUTIONAL CLASS (7)
        2003*                      0.46         0.64                 5
        2002                       0.47         0.95                 5
        2001                       0.53         1.86                 5
    ADVISER CLASS (8)
        2003*                      0.46         0.64                 5
        2002                       0.47         0.96                 5
        2001                       0.53         1.14                 5
    INVESTMENT CLASS (7)
        2003*                      0.56         0.54           182,699
        2002                       0.57         0.86            96,187
        2001                       0.63         1.71           124,423

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.

(B) Net expenses before waivers and reimbursements of fees by the investment advisor for the Premium Class and Institutional Class for the Cash Series for the year ended December 31, 1998 were 0.34% and 0.59%, respectively.

(1)  Commenced operations June 25, 1998.

(2)  Commenced operations February 19, 1999.

(3)  Commenced operations January 22, 1999.

(4)  Commenced operations June 29, 1999.

(5)  Commenced operations May 1, 2000.

(6)  Commenced operations December 28, 2000.

(7)  Commenced operations April 19, 2001.

(8)  Commenced operations December 18, 2001.

(9)  Commenced operations June 20, 2003.

  *  Unaudited.

 **  Rounds to less than 0.001 or (0.001).

    The accompanying notes are an integral part of the financial statements.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Series (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Series (the "Cash Series"), the Merrimac Prime Series (the "Prime Series"), the Merrimac Treasury Series (the "Treasury Series"), the Merrimac Treasury Plus Series (the "Treasury Plus Series"), the Merrimac U.S. Government Series (the "Government Series"), and the Merrimac Municipal Series (the "Municipal Series"), collectively the "Funds", are separate diversified investment portfolios or series of the Trust. The Funds consist of five classes of shares, the Premium Class, the Reserve Class, the Institutional Class, the Adviser Class, and the Investment Class.

       The Funds seek to achieve their investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Prime Portfolio (the "Prime Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), respectively. The Portfolios are each an open-end investment management company and a series of the Merrimac Master Portfolio, and are hereinafter referred to singly as a "Portfolio," and collectively as the "Portfolios." Each Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. Each Fund has the same investment objective as the Portfolio into which it invests. The performance of each Fund is directly affected by the performance of the Portfolio into which it invests. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. At June 30, 2003, the investment by the Cash Series, the Prime Series, the Treasury Series, the Treasury Plus Series, the Government Series, and the Municipal Series represent ownership of proportionate interests of 70.84%, 100.00%, 99.99%, 46.62%, 99.99%, and 99.99%, respectively, of their corresponding portfolios.

       The policies of the Funds are designed to maintain a stable net asset value of $1.00 per share by class. They have adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable them to do so. However, there is no assurance that they will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       The Funds record their investment in the Portfolios at value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolios record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. Each Fund's net investment income consists of its pro rata share of the net investment income of its corresponding Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

       Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, each Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

     D. DEFERRED ORGANIZATION EXPENSE

       Costs incurred by the Cash Series and the Treasury Series in connection with their organization and initial registration were being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Fund. At June 30, 2003, all such costs were fully amortized.

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

     E. EXPENSE ALLOCATION

       Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to all of the Funds.

(2)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Funds are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(3)   SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

       The Trust has adopted Shareholder Servicing Plans with respect to the Institutional Class and Investment Class under which certain service organizations including affiliates, may be compensated for providing shareholder accounting and other administrative services for their clients. The plans authorize an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients. The Trust has also adopted Distribution Plans with respect to the Reserve Class, Adviser Class, and Investment Class, which pay annual distribution fees of up to 0.10%, 0.25%, and 0.10%, respectively, of the value of the assets invested in each class.

(4)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Merrimac Master Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser. Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as the sub-adviser to the Cash Portfolio and Government Portfolio as of June 1, 2003, and to the Prime Portfolio. Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) ("Opus") served as the sub-adviser to the Cash Portfolio and Government Portfolio prior to June 1, 2003. M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and Treasury Plus Portfolio. ABN AMRO Asset Management (USA) LLC ("ABN AMRO") serves as sub-adviser to the Municipal Portfolio. The Funds pay no direct fees for such services, but indirectly bear their pro rata share of the compensation paid by the Portfolios. See Note 2 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

       Investors Bank & Trust Company ("Investors Bank") or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of each Fund.

       Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with Investors Bank.

(5)   INVESTMENT TRANSACTIONS

       Investments in and withdrawals from the respective Portfolios during each Fund's 2003 operations were as follows:

                                            INVESTMENTS IN   WITHDRAWALS FROM
                                               PORTFOLIO        PORTFOLIO
                                            ---------------  ----------------
         Cash Series                        $16,067,878,573  $17,140,114,367
         Prime Series                           200,025,677              910
         Treasury Series                        312,535,000      334,324,160
         Treasury Plus Series                   615,304,023      672,519,766
         U.S. Government Series               1,084,850,226      959,620,520
         Municipal Series                       196,656,033      110,938,862

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(6)   SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each Fund having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows for the six months (unless otherwise indicated) ended June 30, 2003 and the year ended December 31, 2002:

                                                           SHARES        SHARES          NET INCREASE/
                                          SHARES SOLD    REINVESTED     REDEEMED      (DECREASE) IN SHARES
                                         --------------  ----------  ---------------  --------------------
         CASH SERIES
           Premium Class
             2003                        15,140,503,983  9,967,409   (16,241,826,243)     (1,091,354,851)
             2002                        31,030,520,159  19,683,310  (30,724,962,647)        325,240,822
           Reserve Class
             2003                                    --         31                --                  31
             2002                                    --         87                --                  87
           Institutional Class
             2003                            52,552,396     47,589       (55,004,032)         (2,404,047)
             2002                           786,167,022    266,219    (1,078,195,044)       (291,761,803)
           Adviser Class
             2003                                    --         27                --                  27
             2002                                    --         80                --                  80
           Investment Class
             2003                           864,807,138         --      (814,229,013)         50,578,125
             2002                         1,554,042,848         --    (1,181,671,954)        372,370,894
         PRIME SERIES(1)
           Premium Class
             2003                           200,005,675         --                --         200,005,675
           Reserve Class
             2003                                 5,000         --                --               5,000
           Institutional Class
             2003                                 5,002         --                --               5,002
           Adviser Class
             2003                                 5,000         --                --               5,000
           Investment Class
             2003                                 5,000         --                --               5,000
         TREASURY SERIES
           Premium Class
             2003                            82,769,705         --       (61,638,283)         21,131,422
             2002                           250,966,747         --      (303,456,960)        (52,490,213)
           Reserve Class
             2003                                    --         23                --                  23
             2002                                    --         71                --                  71
           Institutional Class
             2003                            19,887,055         --       (28,652,967)         (8,765,912)
             2002                           418,821,945         --      (769,970,798)       (351,148,853)
           Adviser Class
             2003                                    --         20                --                  20
             2002                                    --         63                --                  63
           Investment Class
             2003                           209,878,197         --      (242,165,645)        (32,287,448)
             2002                           734,585,793         --      (554,548,888)        180,036,905

                                MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           SHARES        SHARES          NET INCREASE/
                                          SHARES SOLD    REINVESTED     REDEEMED      (DECREASE) IN SHARES
                                         --------------  ----------  ---------------  --------------------
         TREASURY PLUS SERIES
           Premium Class
             2003                            64,849,130         --       (54,679,923)         10,169,207
             2002                           209,309,046         --      (145,297,921)         64,011,125
           Reserve Class
             2003                                    --         23                --                  23
             2002                                    --         69                --                  69
           Institutional Class
             2003                            17,569,302      1,289       (17,740,545)           (169,954)
             2002                           564,525,523      1,179      (719,339,458)       (154,812,756)
           Adviser Class
             2003                                    --         20                --                  20
             2002                                    --         62                --                  62
           Investment Class
             2003                           532,884,259         --      (598,325,638)        (65,441,379)
             2002                           676,092,304         --      (483,096,840)        192,995,464
         U.S. GOVERNMENT SERIES
           Premium Class
             2003                           385,109,487     24,163      (392,895,915)         (7,762,265)
             2002                           612,626,337    145,246      (588,362,834)         24,408,749
           Reserve Class
             2003                                    --         28                --                  28
             2002                                    --         86                --                  86
           Institutional Class
             2003                                    --         --                --                  --
             2002                           474,593,180         --      (609,547,714)       (134,954,534)
           Adviser Class
             2003                                    --         24                --                  24
             2002                                    --         79                --                  79
           Investment Class
             2003                           699,716,524         --      (563,473,968)        136,242,556
             2002                         1,149,080,486         --    (1,067,101,338)         81,979,148
         MUNICIPAL SERIES
           Premium Class
             2003                                    --         23                --                  23
             2002                                    --         63                --                  63
           Reserve Class
             2003                                    --         21                --                  21
             2002                                    --         54                --                  54
           Institutional Class
             2003                                    --         17                --                  17
             2002                                    --         49                --                  49
           Adviser Class
             2003                                    --         17                --                  17
             2002                                    --         47                --                  47
           Investment Class
             2003                           196,655,955         --      (110,144,399)         86,511,556
             2002                           131,647,213         --      (159,882,846)        (28,235,633)

       -------------------------------
       (1)  Commenced Operations June 20, 2003.

              At June 30, 2003, Investors Bank, as agent for its clients, was the record holder of 24.11%
              of the Cash Series, 77.31% of the Treasury Series, 65.50% of the Treasury Plus Series,
              95.16% of the Government Series, and 100.00% of the Municipal Series shares outstanding, respectively. Affiliates of M&I, as agents for their clients, were the record holders of
              22.69% of the Treasury Series and 34.50% of the Treasury Plus Series shares outstanding, respectively. Affiliates of Lincoln were the record holders of 99.99% of the Prime Series shares outstanding.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 25.8%
American Honda Finance Corporation                         1.18%             08/08/03       $       22,500,000   $     22,471,975
Amstel Funding Corporation                                  1.27             07/22/03               77,100,000         77,042,882
                                                            0.95             12/19/03               35,000,000         34,842,062
Caisse Nationale Des Caisses D' Epangne                     1.61             12/03/03               50,000,000         49,659,860
Clipper Receivables                                         1.22             07/03/03               30,000,000         29,997,967
                                                            1.26             07/07/03               50,000,000         49,989,500
                                                            1.18             08/06/03               10,000,000          9,988,200
                                                            1.24             08/13/03               43,500,000         43,435,572
Danske Corporation                                          1.20             09/04/03               75,000,000         74,837,500
                                                            1.35             09/29/03               25,000,000         24,916,251
Deer Park Refining Limited                                  1.15             07/11/03               85,000,000         85,000,000
                                                            1.37             07/14/03               29,500,000         29,500,000
                                                            1.33             08/04/03               15,000,000         15,000,000
Den Norske Bank ASA                                         1.18             08/11/03               30,000,000         29,959,683
                                                            1.47             08/15/03               25,000,000         24,954,687
                                                            1.20             10/03/03               75,000,000         74,765,000
General Electric Capital Corporation                        1.20             08/12/03               35,000,000         34,951,000
High Peak Funding LLC                                       1.31             07/21/03               35,000,000         34,974,722
                                                            1.28             08/15/03               10,000,000          9,984,125
                                                            1.09             09/12/03               60,000,000         59,867,383
                                                            1.21             09/29/03               25,000,000         24,925,000
HSBC USA, Inc.                                              1.46             08/12/03               50,000,000         49,916,000
Ivory Funding Corporation                                   1.26             07/07/03               50,000,000         49,989,500
                                                            1.25             07/08/03               50,000,000         49,987,847
Nieuw Amsterdam Receivables                                 1.03             07/21/03               87,342,000         87,292,021
Royal Bank of Canada                                        1.31             07/21/03               25,000,000         24,981,945
Societe Generale NY                                         1.18             07/08/03               50,000,000         49,988,528
UBS Finance Delaware                                        1.05             07/03/03                5,000,000          4,999,708
                                                                                                                 ----------------
                                                                                                                    1,158,218,918
                                                                                                                 ----------------
VARIABLE RATE NOTES* - 36.3%
American Express Credit Corporation                         1.35             07/07/03              150,000,000        150,000,000
American Honda Finance Corporation                      1.26 - 1.49          08/08/03               75,000,000         75,022,843
Bayerische Landesbank                                       1.26             07/01/03              125,000,000        125,000,000
Bear Stearns Companies, Inc.                                1.62             07/03/03               60,000,000         60,075,328
Beta Finance, Inc.                                      1.08 - 1.09          07/01/03              125,000,000        124,997,616
Caterpillar Finance Services Corporation                    1.46             08/04/03               26,000,000         26,031,783
                                                            1.43             08/29/03               10,000,000         10,016,356
                                                            1.43             09/01/03               10,000,000         10,017,389
                                                            1.45             09/04/03               21,000,000         21,015,100
Credit Suisse First Boston USA, Inc.                        1.43             08/25/03               10,000,000         10,002,043
Deutsche Bank NY                                            1.65             07/01/04               75,000,000         75,000,000
Goldman Sachs Group, Inc. Promissory Note+                  1.28             07/01/03              101,000,000        101,000,000
                                       +                    1.39             07/10/03               50,000,000         50,000,000
                                       +                    1.09             07/23/03                5,000,000          5,000,000
Heller Financial, Inc.                                      1.76             08/08/03               24,400,000         24,412,567
Household Finance Corporation                               2.12             09/15/03               25,000,000         25,052,041
                                                            1.83             07/23/04                4,000,000          4,025,615
Key Bank N.A.                                               1.41             09/02/03               30,000,000         30,033,815
Links Securities LLC                                        1.10             07/01/03              150,000,000        149,997,842
Merrill Lynch & Co., Inc.                                   1.62             07/29/03               17,460,000         17,489,709
                                                            0.94             09/29/03               50,000,000         50,000,000
Morgan Stanley, Dean Witter & Co.                       1.18 - 1.62          07/01/03              153,000,000        153,009,619
                                                            1.28             07/15/03               10,000,000         10,000,000
National City Bank                                          1.19             07/01/03               50,000,000         50,000,000
                                                            1.03             04/01/04              125,000,000        124,971,824

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE NOTES* (CONTINUED)
Sigma Finance Corporation                                  1.08%             03/10/04       $       30,000,000   $     29,998,963
                                                            1.14             05/18/04               45,000,000         44,998,068
Societe Generale NY                                         0.96             07/28/03               70,000,000         69,989,614
                                                                                                                 ----------------
                                                                                                                    1,627,158,135
                                                                                                                 ----------------
CORPORATE DEBT - 12.9%
Associates First Capital Corporation                        1.30             04/20/04               17,310,000         17,929,398
Bank of America Corporation                                 1.40             03/01/04               10,000,000         10,289,896
Bear Stearns Companies, Inc.                                1.57             02/13/04               25,000,000         25,000,000
                                                            1.32             03/02/04               31,965,000         32,974,359
Caterpillar Finance Services Corporation                    1.31             12/10/03               14,085,000         14,475,710
Chase Manhattan Corporation                                 1.02             04/15/04               20,000,000         20,741,942
Citigroup, Inc.                                         1.33 - 1.55          02/06/04              125,000,000        128,139,380
                                                            1.35             03/15/04               10,060,000         10,372,391
General Electric Capital Corporation                        1.47             09/11/03                6,500,000          6,567,067
                                                            1.48             11/03/03                5,000,000          5,090,511
                                                            0.98             04/23/04               35,000,000         36,144,582
Heller Financial, Inc.                                      0.98             03/19/04               17,175,000         17,746,470
Household Finance Corporation                               1.30             11/05/03               50,000,000         50,388,030
JP Morgan & Co., Inc.                                   1.34 - 1.58          02/25/04               45,885,000         47,162,763
Merrill Lynch & Co., Inc.                                   1.03             05/07/04               25,000,000         25,934,717
Morgan Stanley, Dean Witter & Co.                           1.42             01/20/04               15,875,000         16,242,836
SBC Communciations, Inc.                                    1.25             06/05/04               50,000,000         51,366,038
Sigma Finance Corporation                                   1.64             12/03/03               40,000,000         40,000,000
Travelers Group, Inc.                                       1.25             12/15/03               10,200,000         10,459,878
Wells Fargo & Company                                       0.98             07/15/04               12,100,000         12,803,820
                                                                                                                 ----------------
                                                                                                                      579,829,788
                                                                                                                 ----------------
PROMISSORY NOTES - 1.3%
Goldman Sachs Group, Inc.+                                  1.58             11/02/03               15,000,000         15,000,000
                        +                                   1.73             11/17/03               20,000,000         20,000,000
                        +                                   1.59             01/05/04               25,000,000         25,000,000
                                                                                                                 ----------------
                                                                                                                       60,000,000
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 10.7%
Federal Home Loan Bank                                      1.47             08/15/03               20,000,000         20,065,171
                                                            1.36             10/22/03               15,000,000         14,936,908
                                                            1.33             11/14/03               21,000,000         21,390,626
                                                            1.40             01/30/04               50,000,000         50,000,000
                                                            1.35             03/30/04               20,000,000         20,000,000
                                                            1.40             06/04/04               50,000,000         50,000,000
                                                            1.25             07/02/04               50,000,000         50,000,000
Federal Home Loan Mortgage Corporation                      1.32             08/29/03               30,000,000         29,935,592
                                                            1.37             01/09/04               13,993,000         13,892,251
Federal National Mortgage Association                       1.40             07/03/03               50,000,000         50,000,000
                                                            1.41             09/02/03               25,000,000         24,938,313
                                                        1.35 - 1.38          11/14/03               21,470,000         21,360,992
                                                            1.36             12/12/03               39,295,000         39,055,126
                                                            1.45             02/13/04               23,603,000         24,133,852
                                                            1.36             04/28/04               50,000,000         50,000,000
                                                                                                                 ----------------
                                                                                                                      479,708,831
                                                                                                                 ----------------
CERTIFICATES OF DEPOSIT - 1.1%
Wells Fargo Bank                                            1.21             07/08/03               50,000,000         50,000,000
                                                                                                                 ----------------

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR
                                                          MATURITY           MATURITY             VALUE               VALUE
---------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS - 2.3%
Suntrust Bank                                              1.25%             07/01/03       $      105,000,000   $    105,000,000
                                                                                                                 ----------------
ASSET BACKED SECURITIES - 0.2%
Whole Loan Auto Trust 2002-1 A1                             1.44             12/15/03                6,463,168          6,463,168
                                                                                                                 ----------------

                                                                                                  SHARES
                                                                                            ------------------
MUTUAL FUNDS - 9.1%
Dreyfus Cash Management Plus Fund                                                                  131,459,077        131,459,077
Federated Prime Obligations Fund                                                                   136,912,639        136,912,639
One Group Institutional Prime Money Market Fund                                                    137,593,896        137,593,896
                                                                                                                 ----------------
                                                                                                                      405,965,612
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.7%                                                                        4,472,344,452

Other assets and liabilities, net - 0.3%                                                                               13,042,521
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $  4,485,386,973
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

    The accompanying notes are an integral part of the financial statements.

                             MERRIMAC PRIME PORTFOLIO
               SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
----------------------------------------------------------------------------------
                                  YIELD TO                   PAR
                                  MATURITY     MATURITY     VALUE        VALUE
 ----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED
RATE OBLIGATIONS - 34.7%
Federal Home Loan Bank              0.88%      07/23/03  $50,000,000  $ 49,973,111
Federal National Mortgage
  Association                       0.95       07/09/03   19,500,000    19,495,883
                                                                      ------------
                                                                        69,468,994
                                                                      ------------
COMMERCIAL PAPER - 33.2%
ABN AMRO NA Finance                 1.03       08/25/03    5,100,000     5,091,975
Amstel Funding Corporation       0.98 - 1.00   07/15/03    4,274,000     4,272,355
Amsterdam Funding Corporation       1.05       07/18/03    6,000,000     5,997,025
Caisse Nationale Des Caisses
  D'Espangne                        1.06       07/11/03    6,000,000     5,998,233
Ciesco L.P.                         0.88       08/06/03    5,000,000     4,995,600
Clipper Receivables                 1.00       07/21/03    5,000,000     4,997,222
Deer Park Refinery                  1.15       07/11/03    5,000,000     5,000,000
Ivory Funding Corporation           0.99       07/24/03    5,000,000     4,996,838
Kittyhawk Funding Corporation       0.98       07/14/03    4,103,000     4,101,548
Nieuw Amsterdam Receivables         0.98       07/28/03    5,000,000     4,996,325
UBS Finance Delaware                1.05       07/03/03    5,000,000     4,999,708
Wal-Mart Funding Corporation        1.05       08/14/03    6,000,000     5,992,300
Yorktown Capital, Inc.              0.98       08/06/03    5,000,000     4,995,100
                                                                      ------------
                                                                        66,434,229
                                                                      ------------
VARIABLE RATE NOTES* - 8.8%
Citigroup Global Markets            1.34       06/22/04    2,500,000     2,507,670
Household Finance Corporation       1.83       07/23/04    5,000,000     5,032,019
Morgan Stanley, Dean Witter &
  Co.                               1.18       07/01/03    5,000,000     5,016,031
Societe Generale NY                 0.96       07/28/03    5,000,000     4,999,258
                                                                      ------------
                                                                        17,554,978
                                                                      ------------
CORPORATE DEBT - 6.7%
Bank of America Corporation         0.99       06/15/04    1,000,000     1,053,419
Bank One Corporation                0.97       02/17/04    1,000,000     1,029,035
General Electric Capital
  Corporation                       0.98       04/23/04    1,500,000     1,553,089
Heller Financial, Inc.              0.98       03/19/04    3,300,000     3,418,216
Wells Fargo Financial               0.99       04/01/04    5,000,000     5,231,871
                                    0.99       05/03/04    1,100,000     1,140,925
                                                                      ------------
                                                                        13,426,555
                                                                      ------------
                                                           SHARES
                                                         -----------
MUTUAL FUNDS - 3.0%
One Group Institutional Prime
  Money Market Fund                                        6,000,000     6,000,000
                                                                      ------------
                                                             PAR
                                                            VALUE
                                                         -----------
REPURCHASE AGREEMENTS - 13.3%
Goldman Sachs Repurchase
Agreement, dated 06/30/03,
with a maturity value of
$26,500,847, collateralized by
U.S. Government Agency
Obligations with rates ranging
from 4.50% to 6.00% and
maturities ranging from
06/01/13 to 04/01/33, with an
aggregate market value of
$27,030,000.                        1.15       07/01/03  $26,500,000    26,500,000
                                                                      ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.7%                           199,384,756

Other assets and liabilities, net - 0.3%                                   670,564
                                                                      ------------

NET ASSETS - 100.0%                                                   $200,055,320
                                                                      ============
NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change.

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC TREASURY PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                  YIELD TO                   PAR
                                  MATURITY     MATURITY     VALUE        VALUE
----------------------------------------------------------------------------------
TREASURY OBLIGATIONS - 97.8%
U.S. Treasury Bills             1.09 - 1.11%   07/03/03  $45,000,000  $ 44,997,304
                                    0.82       07/17/03   45,000,000    44,983,900
                                    1.16       08/07/03   25,000,000    24,970,836
                                 1.02 - 1.16   08/14/03   20,000,000    19,973,845
                                 0.93 - 1.04   08/21/03   40,000,000    39,945,175
                                 0.84 - 1.16   08/28/03   65,000,000    64,887,867
                                 1.02 - 1.10   09/04/03   50,000,000    49,906,743
                                    1.17       09/11/03   45,000,000    44,896,500
                                                                      ------------
                                                                       334,562,170
                                                                      ------------

                                                           SHARES
                                                         -----------
MUTUAL FUNDS - 2.2%
Dreyfus Treasury Prime Cash
  Fund                                                       151,703       151,703
Nations Treasury Reserves
  Money Market Fund                                        7,527,376     7,527,376
                                                                      ------------
                                                                         7,679,079
                                                                      ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                          342,241,249

Other assets and liabilities, net - (0.0%)                                 (60,656)
                                                                      ------------

NET ASSETS - 100.0%                                                   $342,180,593
                                                                      ============

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
---------------------------------------------------------------------------------
                                YIELD TO                  PAR
                                MATURITY  MATURITY       VALUE          VALUE
---------------------------------------------------------------------------------
TREASURY OBLIGATIONS - 8.2%
U.S. Treasury Bills                1.07%  09/04/03   $  25,000,000  $  24,952,604
                                   1.13   09/11/03      25,000,000     24,944,750
                                                                    -------------
                                                                       49,897,354
                                                                    -------------
REPURCHASE AGREEMENTS - 91.8%
Bear Stearns Repurchase
Agreement, dated 06/30/03,
with a maturity value of
$100,003,250, collateralized
by U.S. Government Agency
Obligations with rates ranging
from 0.00% to 7.00% and
maturities ranging from
08/28/03 to 03/15/10, with an
aggregate market value of
$102,655,840.                      1.17   07/01/03     100,000,000    100,000,000

Deutsche Bank Repurchase
Agreement, dated 06/30/03,
with a maturity value of
$80,002,178, collateralized by
U.S. Treasury Obligations with
rates ranging from 0.00% to
8.75% and maturities ranging
from 11/13/03 to 11/15/08,
with an aggregate market value
of $81,600,618.                    0.98   07/01/03      80,000,000     80,000,000

First Union Bank Repurchase
Agreement, dated 06/30/03,
with a maturity value of
$85,002,479, collateralized by
a U.S. Treasury Obligation
with a rate of 6.25% and a
maturity date of 05/15/30,
with an aggregate market value
of $86,700,915.                    1.05   07/01/03      85,000,000     85,000,000

JP Morgan Repurchase
Agreement, dated 06/30/03,
with a maturity value of
$90,601,809, collateralized by
U.S. Treasury Obligations with
rates ranging from 0.00% to
12.75% and maturities ranging
from 11/15/03 to 02/15/15,
with an aggregate market value
of $92,416,286.                    1.08   07/01/03      90,599,091     90,599,091

Merrill Lynch Repurchase
Agreement, dated 06/30/03,
with a maturity value of
$100,003,194, collateralized
by U.S. Treasury Obligations
with rates ranging from 5.25%
to 5.63% and maturities
ranging from 05/15/04 to
05/15/08, with an aggregate
market value of $102,003,549.      1.15   07/01/03     100,000,000    100,000,000

Morgan Stanley Repurchase
Agreement, dated 06/30/03,
with a maturity value of
$100,002,861, collateralized
by U.S. Treasury Obligations
with rates ranging from 0.00%
to 5.50% and maturities
ranging from 08/15/03 to
11/15/28, with an aggregate
market value of $102,001,073.      1.03   07/01/03     100,000,000    100,000,000
                                                                    -------------
                                                                      555,599,091
                                                                    -------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                         605,496,445

Other assets and liabilities, net - (0.0%)                                (96,391)
                                                                    -------------

NET ASSETS - 100.0%                                                 $ 605,400,054
                                                                    =============

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                 YIELD TO                  PAR
                                 MATURITY    MATURITY     VALUE        VALUE

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 62.5%
Federal Home Loan Bank             1.24%     07/25/03  $10,020,000  $ 10,011,764
                                   1.43      03/08/04   20,000,000    20,000,000
                                   1.35      03/30/04    2,500,000     2,500,000
                                   1.38      04/30/04    5,000,000     4,998,763
                                   1.25      07/02/04   15,000,000    15,000,000
Federal Home Loan Mortgage
  Corporation                      2.21      07/15/03   10,000,000    10,013,549
                                   1.32      08/29/03   10,000,000     9,978,531
                                   1.32      09/15/03    4,300,000     4,319,395
                                1.46 - 1.47  09/29/03   16,200,000    16,141,525
                                   1.53      11/26/03    5,000,000     4,968,961
                                   1.22      01/08/04    2,347,000     2,331,933
                                   1.43      01/15/04    5,000,000     5,048,524
Federal National Mortgage
  Association                      1.23      07/01/03   10,000,000    10,000,000
                                1.17 - 1.22  07/30/03   20,000,000    19,980,828
                                   1.09      07/31/03   20,000,000    19,981,833
                                   0.90      08/13/03   35,125,000    35,087,241
                                0.90 - 1.17  09/03/03   25,100,000    25,052,773
                                   1.44      09/19/03   11,858,000    11,820,581
                                   0.88      09/24/03   50,000,000    49,896,113
                                   1.16      10/22/03    7,773,000     7,744,819
                                   0.90      10/28/03   25,000,000    24,925,625
                                1.32 - 1.38  12/12/03   17,051,000    16,946,725
                                   1.42      02/05/04    5,000,000     5,119,033
                                1.18 - 1.28  02/06/04   10,000,000     9,925,597
                                   1.45      02/13/04   10,000,000    10,224,909
                                   1.21      05/14/04   10,000,000    10,380,591
                                                                    ------------
                                                                     362,399,613
                                                                    ------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 26.7%
Federal Farm Credit Bank        0.99 - 1.02  07/01/03   45,000,000    45,000,157
Federal Home Loan Bank             1.16      07/01/03   75,000,000    75,000,000
                                   1.13      08/27/03   25,000,000    24,988,443
                                   0.96      09/15/03    2,385,000     2,384,613
Federal National Mortgage
  Association                      0.89      07/27/03    7,495,000     7,491,290
                                                                    ------------
                                                                     154,864,503
                                                                    ------------

                                                         SHARES
                                                       -----------
MUTUAL FUNDS - 5.6%
Federated Government
  Obligation Money Market Fund                          16,616,956    16,616,956
Goldman Sachs Financial Square
  Government Fund                                       15,482,885    15,482,885
                                                                    ------------
                                                                      32,099,841
                                                                    ------------

                                                           PAR
                                                          VALUE
                                                       -----------
REPURCHASE AGREEMENTS - 5.0%
Deutsche Bank Repurchase
Agreement, dated 06/02/03,
with a maturity value of
$25,026,250, collateralized by
a U.S. Government Agency
Obligation with a rate of
0.00% and a maturity of
06/01/31, with an aggregate
market value of $25,500,000.       1.26      07/02/03  $25,000,000    25,000,000

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                 YIELD TO                  PAR
                                 MATURITY    MATURITY     VALUE        VALUE

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Goldman Sachs Repurchase
Agreement, dated 06/30/03,
with a maturity value of
$4,000,122, collateralized by
a U.S. Government Agency
Obligation with a rate of
6.00% and a maturity of
04/01/33, with an aggregate
market value of $4,080,000.        1.10%     07/01/03  $ 4,000,000  $  4,000,000
                                                                    ------------
                                                                      29,000,000
                                                                    ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.8%                         578,363,957

Other assets and liabilities, net - 0.2%                               1,319,122
                                                                    ------------

NET ASSETS - 100.0%                                                 $579,683,079
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                  PAR
                                MATURITY   MATURITY      VALUE         VALUE

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* - 62.7%
ALASKA - 1.6%
Valdez Marine Terminal Revenue
  Bond, BP Pipelines, Inc.
  Project                          0.95%   07/01/03   $ 2,200,000  $   2,200,000
Valdez Marine Terminal Revenue
  Bond, Exxon Pipeline Co
  Project                          0.90    07/01/03       800,000        800,000
                                                                   -------------
                                                                       3,000,000
                                                                   -------------
COLORADO - 2.6%
Colorado Housing & Financial
  Authority                        0.95    07/02/03     4,700,000      4,700,000
                                                                   -------------
CONNECTICUT - 1.4%
Connecticut State Health &
  Educational Facilities
  Authority Revenue Bond           0.94    07/01/03       300,000        300,000
Connecticut State Health &
  Educational Facilities
  Authority Revenue Bond, Yale
  University, Series U2, LOC:
  Dexia Credit Local de France     1.00    07/02/03       650,000        650,000
Connecticut State Health &
  Educational Facilities
  Authority Revenue, Yale
  University, Series T-2, LOC:
  Dexia Credit Local de France     0.85    07/03/03     1,000,000      1,000,000
Connecticut State, Series B,
  SPA: Bayerische Landesbank       0.90    07/03/03       600,000        600,000
                                                                   -------------
                                                                       2,550,000
                                                                   -------------
ILLINOIS - 2.2%
Chicago O'Hare International
  Airport, Second Lien, Series
  B, LOC: Societe Generale         0.97    07/02/03     3,560,000      3,560,000
Illinois Health Facilities
  Authority, St. Lukes Medical
  Center Obligation, Series B,
  SPA: First National Bank,
  Insurer: MBIA                    0.97    07/02/03       500,000        500,000
                                                                   -------------
                                                                       4,060,000
                                                                   -------------
INDIANA - 1.1%
Miami County Industrial
  Economic Development Revenue
  Bond, LOC: Wells Fargo Bank
  NA                               1.00    07/03/03     2,000,000      2,000,000
                                                                   -------------
KENTUCKY - 1.1%
Kentucky Economic Development
  Finance Authority, Baptist
  Healthcare Authority, Series
  C, LOC: National City Bank
  Kentucky, Insurer: MBIA          0.95    07/01/03     2,000,000      2,000,000
                                                                   -------------
MARYLAND - 3.0%
Maryland State Health & Higher
  Educational Facilities
  Authority, Pooled Loan
  Program, Series A, LOC: Bank
  One N.A.                         0.95    07/02/03     5,525,000      5,525,000
                                                                   -------------
MASSACHUSETTS - 7.2%
Boston Water & Sewer
  Commission, LOC: State
  Street Bank & Trust Co.          0.90    07/03/03     4,100,000      4,100,000
Massachusetts Health &
  Educational Facilities
  Authority, Capital Asset
  Program, Series C, LOC:
  State Street Bank & Trust
  Co, Insurer: MBIA                0.90    07/01/03     3,025,000      3,025,000
Massachusetts State, Series B,
  LOC: Landesbank
  Hessen-Thueringen
  Girozentrale                     0.95    07/03/03     6,100,000      6,100,000
                                                                   -------------
                                                                      13,225,000
                                                                   -------------
MICHIGAN - 2.1%
City of Detroit Water Utility      0.95    07/02/03     1,000,000      1,000,000
Michigan State Housing
  Development Authority Rental
  Housing Revenue                  0.90    07/03/03     2,900,000      2,900,000
                                                                   -------------
                                                                       3,900,000
                                                                   -------------
MINNESOTA - 0.6%
Hennepin County, Series B,
  LOC: Landesbank
  Hessen-Thueringen
  Girozentrale                     0.85    07/03/03        65,000         65,000

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                  PAR
                                MATURITY   MATURITY      VALUE         VALUE

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
Minneapolis Convention Center,
  SPA: Bayerische Hypo und
  Verinsbank                       1.05%   07/03/03   $    65,000  $      65,000
Minneapolis, Series A, SPA:
  Bayerische Hypo und
  Verinsbank                       1.05    07/03/03       380,000        380,000
North Suburban Hospital
  District of Anoka & Ramsey
  Counties, Health Center,
  LOC: Wells Fargo Bank NA         0.95    07/02/03       600,000        600,000
                                                                   -------------
                                                                       1,110,000
                                                                   -------------
MISSISSIPPI - 3.3%
Jackson County Port Facility
  Revenue Bond, Chevron USA
  Inc Project                      0.95    07/01/03     5,950,000      5,950,000
                                                                   -------------
MISSOURI - 2.7%
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, Series A, SPA:
  JP Morgan Chase Bank             0.95    07/01/03     1,700,000      1,700,000
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, Series B, SPA:
  Morgan Guaranty Trust            0.95    07/01/03     3,200,000      3,200,000
                                                                   -------------
                                                                       4,900,000
                                                                   -------------
NEVADA - 1.2%
Clark County School District,
  Series A, SPA: State Street
  Bank & Trust Co, Insurer:
  FSA                              0.90    07/01/03     2,100,000      2,100,000
                                                                   -------------
NEW MEXICO - 0.7%
Hurley Pollution Control
  Revenue Bond, Updates -
  Kennecott-Santa Fe               0.95    07/01/03     1,200,000      1,200,000
                                                                   -------------
NEW YORK - 9.7%
New York Local Government
  Assistance Corporation, LOC:
  Societe Generale                 0.90    07/02/03     4,900,000      4,900,000
New York Local Government
  Assistance Corporation,
  Series E, LOC: Societe
  Generale                         0.93    07/02/03       900,000        900,000
New York State Housing Finance
  Agency, LOC: Landesbank
  Hessen-Thueringen
  Girozentrale                     0.92    07/02/03     4,900,000      4,900,000
New York State Thruway
  Authority, General Revenue
  Bond, SPA: Financial
  Guaranty Insurance Co.,
  Insurer: FGIC                    0.92    07/01/03       400,000        400,000
New York, LOC: Toronto
  Dominion Bank                    0.90    07/02/03     5,000,000      5,000,000
New York, SPA: Financial
  Guaranty Insurance Co.,
  Insurer: FGIC                    0.95    07/01/03     1,700,000      1,700,000
                                                                   -------------
                                                                      17,800,000
                                                                   -------------
NORTH CAROLINA - 2.7%
North Carolina State, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale                     0.92    07/02/03     5,000,000      5,000,000
                                                                   -------------
OHIO - 6.2%
Cleveland Ohio Airport System
  Revenue Bond                     0.90    07/03/03     5,000,000      5,000,000
Cleveland Ohio Income Tax
  Revenue Bond, SPA: Toronto
  Dominion Bank, Insurer:
  AMBAC                            0.97    07/02/03     4,015,000      4,015,000
Ohio State Air Quality
  Development Authority,
  Cincinnati Gas & Electric,
  Series B, LOC: Barclays Bank
  Plc                              0.92    07/01/03     2,400,000      2,400,000
                                                                   -------------
                                                                      11,415,000
                                                                   -------------
PENNSYLVANIA - 0.5%
Delaware County Industrial
  Development Authority,
  Recovery Facility, Series G      0.87    07/02/03       900,000        900,000
Lehigh County Industrial
  Development Authority,
  Allegheny Electric Co-op,
  Inc., Series A, LOC:
  Rabobank Nederland               0.95    07/02/03        90,000         90,000
                                                                   -------------
                                                                         990,000
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                  PAR
                                MATURITY   MATURITY      VALUE         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
SOUTH DAKOTA - 0.6%
Lower Brule Sioux Tribe, LOC:
  Wells Fargo Bank NA              1.00%   07/03/03   $ 1,100,000  $   1,100,000
                                                                   -------------
TEXAS - 4.7%
Angelina & Neches River
  Authority, LOC: Bank of
  America NA                       0.95    07/01/03     3,700,000      3,700,000
Harris County Health
  Facilities Development
  Authority, Texas Childrens
  Hospital, Series B-1, SPA:
  JP Morgan Chase Bank             0.95    07/01/03     4,950,000      4,950,000
                                                                   -------------
                                                                       8,650,000
                                                                   -------------
UTAH - 1.5%
State of Utah, SPA: Toronto
  Dominion Bank                    1.05    07/02/03     2,650,000      2,650,000
                                                                   -------------
VIRGINIA - 0.7%
Peninsula Ports Authority Coal
  Terminal Revenue Bond,
  Dominion Terminal Project,
  Series D, LOC: U.S. Bank
  Trust NA                         0.95    07/01/03     1,300,000      1,300,000
                                                                   -------------
WASHINGTON - 3.5%
Washington Public Power Supply
  System, Series 1A-1, LOC:
  Bank of America NT & SA          0.92    07/02/03       900,000        900,000
Washington State Public Power
  Supply System                    0.90    07/02/03     2,000,000      2,000,000
Washington State, Series 96 B,
  SPA: Landesbank
  Hessen-Thueringen
  Girozentrale                     0.88    07/02/03     3,500,000      3,500,000
                                                                   -------------
                                                                       6,400,000
                                                                   -------------
WISCONSIN - 0.4%
Wisconsin State Health &
  Education Facilities
  Authority, Aurora Health
  Care, Inc., Series C, LOC:
  Bank One N.A.                    0.99    07/02/03       700,000        700,000
                                                                   -------------
WYOMING - 1.4%
Lincoln County Pollution
  Control Revenue Bond, Exxon
  Project                          0.90    07/01/03       300,000        300,000
Sublette County Pollution
  Revenue Bond, Exxon Project      0.90    07/01/03     2,200,000      2,200,000
                                                                   -------------
                                                                       2,500,000
                                                                   -------------
                                                                     114,725,000
                                                                   -------------
FIXED RATE DEMAND NOTES - 32.5%
ALABAMA - 2.2%
City of Montgomery                 1.00    08/14/03     4,000,000      4,000,000
                                                                   -------------
DISTRICT OF COLUMBIA - 3.0%
District of Columbia
  Multimodal Revenue Bonds,
  LOC:
  Bank One N.A.                    0.90    10/01/03     2,500,000      2,500,000
                                   0.90    10/02/03     3,000,000      3,000,000
                                                                   -------------
                                                                       5,500,000
                                                                   -------------
FLORIDA - 2.5%
Jacksonville Electric
  Authority                        1.05    07/16/03     4,500,000      4,500,000
                                                                   -------------
GEORGIA - 4.7%
Burke County Development
  Authority                        1.00    07/10/03     6,000,000      6,000,000
                                   1.00    08/13/03     2,500,000      2,500,000
                                                                   -------------
                                                                       8,500,000
                                                                   -------------
NEBRASKA - 4.6%
Lincoln Electric System            1.00    08/14/03     4,000,000      4,000,000
Omaha Public Power District        1.00    07/10/03     4,500,000      4,500,000
                                                                   -------------
                                                                       8,500,000
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                  PAR
                                MATURITY   MATURITY      VALUE         VALUE

--------------------------------------------------------------------------------
FIXED RATE DEMAND NOTES (CONTINUED)
PENNSYLVANIA - 2.2%
Pennsylvania Port Authority,
  LOC: U.S. Bank Trust NA          1.05%   07/23/03   $ 4,000,000  $   4,000,000
                                                                   -------------
TEXAS - 3.0%
City of Austin                     1.00    08/14/03     2,000,000      2,000,000
City of San Antonio, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale                     1.00    07/09/03     1,800,000      1,800,000
Texas State                        1.38    08/29/03     1,750,000      1,753,823
                                                                   -------------
                                                                       5,553,823
                                                                   -------------
UTAH - 1.3%
Intermountain Power Agency
  Power Supply Revenue Bond        1.00    08/14/03     2,300,000      2,300,000
                                                                   -------------
WASHINGTON - 3.7%
Port of Seattle, LOC:
  Bayerische Landesbank            1.10    08/13/03     6,825,000      6,825,000
                                                                   -------------
WISCONSIN - 5.3%
Wisconsin State                    1.00    07/10/03     3,000,000      3,000,000
                                   1.05    07/16/03     2,000,000      2,000,000
                                   1.00    08/13/03     3,000,000      3,000,000
                                   1.00    08/14/03     1,710,000      1,710,000
                                                                   -------------
                                                                       9,710,000
                                                                   -------------
                                                                      59,388,823
                                                                   -------------

                                                        SHARES
                                                      -----------
MUTUAL FUNDS - 4.7%
Goldman Sachs Financial Square
  Tax Free Money Market Fund                            5,062,198      5,062,197
SEI Tax-Exempt Trust Money
  Market Fund                                           3,569,151      3,569,151
                                                                   -------------
                                                                       8,631,348
                                                                   -------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.9%                         182,745,171

Other assets and liabilities, net - 0.1%                                 248,792
                                                                   -------------

NET ASSETS - 100.0%                                                $ 182,993,963
                                                                   =============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

LOC - Letter of Credit

SPA - Standby Purchase Agreement

AMBAC - AMBAC Financial Group, Inc.

FSA - Financial Security Assurance Holdings Ltd.

MBIA - MBIA Insurance Corp.

FGIC - Financial Guaranty Insurance Corporation

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                CASH           PRIME          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                           --------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
    Investments, at value
      (Note 1)             $4,472,344,452  $ 172,884,756   $ 342,241,249   $  49,897,354   $ 549,363,957    $ 182,745,171
    Repurchase agreements             --      26,500,000              --     555,599,091      29,000,000               --
    Cash                           3,812         472,531              --              --         204,272               --
    Interest receivable       13,706,920         205,705          13,745          16,680       1,205,964          297,960
    Prepaid expenses              26,018              --           3,511           3,340           2,093              549
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total assets       4,486,081,202     200,062,992     342,258,505     605,516,465     579,776,286      183,043,680
                           -------------   -------------   -------------   -------------   -------------    -------------
LIABILITIES
    Management fee
      payable (Note 2)           607,315           6,522          47,923          85,027          81,177           26,753
    Accrued expenses              86,914           1,150          29,989          31,384          12,030           22,964
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total liabilities        694,229           7,672          77,912         116,411          93,207           49,717
                           -------------   -------------   -------------   -------------   -------------    -------------
NET ASSETS APPLICABLE TO
  INVESTORS' BENEFICIAL
  INTERESTS                $4,485,386,973  $ 200,055,320   $ 342,180,593   $ 605,400,054   $ 579,683,079    $ 182,993,963
                           =============   =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                 CASH              PRIME            TREASURY      TREASURY PLUS    U.S. GOVERNMENT     MUNICIPAL
                              PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                           ----------------  -----------------  ---------------  ----------------  ----------------  ---------------
                                              FOR THE PERIOD
                                               JUNE 20, 2003
                             SIX MONTHS      (COMMENCEMENT OF       SIX MONTHS       SIX MONTHS      SIX MONTHS       SIX MONTHS
                               ENDED            OPERATIONS)           ENDED            ENDED            ENDED            ENDED
                            JUNE 30, 2003    TO JUNE 30, 2003    JUNE 30, 2003     JUNE 30, 2003    JUNE 30, 2003    JUNE 30, 2003
                            -------------    -----------------   --------------   -------------   -------------      ---------------
INCOME
    Interest and
      dividends              $ 39,431,310     $       38,225      $  2,128,381    $  3,596,515     $  3,774,603        $  1,043,728
                             ------------     --------------      ------------    ------------     ------------        ------------
EXPENSES
    Management fees (Note
      2)                        4,582,103              6,522           305,235         501,068          476,821             162,456
    Audit                          27,472                235            11,857          10,743           10,901               6,085
    Transaction fees                9,297                 70             2,965           2,685            4,542               1,825
    Legal                          47,472                 79             3,335           3,021            3,066               3,195
    Insurance                      39,988                 91             3,855           3,339            2,838               1,425
    Trustees fees and
      expenses                     24,440                 94             3,951           1,797            1,363               1,218
    Miscellaneous                 108,321                581            15,626          13,788            9,502               3,402
                             ------------     --------------      ------------    ------------     ------------        ------------
        Total expenses          4,839,093              7,672           346,824         536,441          509,033             179,606
                             ------------     --------------      ------------    ------------     ------------        ------------

NET INVESTMENT INCOME          34,592,217             30,553         1,781,557       3,060,074        3,265,570             864,122
NET REALIZED GAIN (LOSS)
  ON INVESTMENTS                   50,914                 --               203              --           (5,414)                 --
                             ------------     --------------      ------------    ------------     ------------        ------------
NET INCREASE IN NET
  ASSETS FROM OPERATIONS     $ 34,643,131     $       30,553    $    1,781,760    $  3,060,074     $  3,260,156        $    864,122
                             ============     ==============    ==============    ============     ============        ============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      CASH PORTFOLIO                PRIME PORTFOLIO             TREASURY PORTFOLIO
                           -------------------------------------   -----------------   -------------------------------------
                                                                     JUNE 20, 2003
                                                                     (COMMENCEMENT
                              SIX MONTHS                                  OF              SIX MONTHS
                                 ENDED                                OPERATIONS)            ENDED
                             JUNE 30, 2003        YEAR ENDED       TO JUNE 30, 2003      JUNE 30, 2003        YEAR ENDED
                              (UNAUDITED)      DECEMBER 31, 2002      (UNAUDITED)         (UNAUDITED)      DECEMBER 31, 2002
                           -----------------   -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $     34,592,217    $    105,908,081    $         30,553    $      1,781,557    $      6,954,275
    Net realized gain on
     investments                     50,914              23,595                  --                 203               9,710
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase in
        net assets from
        operations               34,643,131         105,931,676              30,553           1,781,760           6,963,985
                           ----------------    ----------------    ----------------    ----------------    ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions            18,176,315,758      39,814,205,397         200,025,677         312,535,006       1,404,374,639
    Withdrawals             (19,494,065,383)    (39,143,736,686)               (910)       (334,324,166)     (1,635,644,367)
                           ----------------    ----------------    ----------------    ----------------    ----------------
        Net increase
        (decrease) from
        investors'
        transactions         (1,317,749,625)        670,468,711         200,024,767         (21,789,160)       (231,269,728)
                           ----------------    ----------------    ----------------    ----------------    ----------------

NET INCREASE (DECREASE)
  IN NET ASSETS              (1,283,106,494)        776,400,387         200,055,320         (20,007,400)       (224,305,743)
NET ASSETS
    Beginning of period       5,768,493,467       4,992,093,080                  --         362,187,993         586,493,736
                           ----------------    ----------------    ----------------    ----------------    ----------------
    End of period          $  4,485,386,973    $  5,768,493,467    $    200,055,320    $    342,180,593    $    362,187,993
                           ================    ================    ================    ================    ================

    The accompanying notes are an integral part of the financial statements.

                                       MERRIMAC MASTER PORTFOLIO
                                  STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                TREASURY PLUS PORTFOLIO                U.S. GOVERNMENT PORTFOLIO            MUNICIPAL PORTFOLIO
                          ------------------------------------   -------------------------------   ---------------------------------
                            SIX MONTHS                            SIX MONTHS                          SIX MONTHS
                               ENDED          YEAR ENDED             ENDED          YEAR ENDED           ENDED          YEAR ENDED
                           JUNE 30, 2003     DECEMBER 31,        JUNE 30, 2003     DECEMBER 31,      JUNE 30, 2003      DECEMBER 31,
                            (UNAUDITED)         2002              (UNAUDITED)          2002           (UNAUDITED)           2002
                          ----------------  ----------------   -----------------   -------------    ---------------    ------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $    3,060,074    $    4,513,640    $      3,265,570    $    8,684,442   $       864,122   $   1,660,161
    Net realized gain
      (loss) on
      investments                      --                --              (5,414)           53,243                --              --
                           --------------   ---------------    ----------------    --------------   ---------------   -------------
        Net increase in
          net assets from
          operations            3,060,074         4,513,640           3,260,156         8,737,685           864,122       1,660,161
                           --------------   ---------------    ----------------    --------------   ---------------   -------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions           3,366,496,663     1,529,455,198       1,084,850,233     2,236,445,434       196,656,039     131,647,441
    Withdrawals            (3,106,103,717)   (1,427,618,952)       (959,620,528)   (2,274,597,903)     (110,938,868)   (161,622,061)
                           --------------   ---------------    ----------------    --------------   ---------------   -------------
        Net increase
          (decrease) from
          investors'
          transactions        260,392,946       101,836,246         125,229,705       (38,152,469)       85,717,171     (29,974,620)
                           --------------   ---------------    ----------------    --------------   ---------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS               263,453,020       106,349,886         128,489,861       (29,414,784)       86,581,293     (28,314,459)
NET ASSETS
    Beginning of period       341,947,034       235,597,148         451,193,218       480,608,002        96,412,670     124,727,129
                           --------------   ---------------    ----------------    --------------   ---------------   -------------
    End of period          $  605,400,054    $  341,947,034    $    579,683,079    $  451,193,218   $   182,993,963   $  96,412,670
                           ==============    ==============    ================    ==============   ===============   =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        ANNUALIZED RATIOS TO AVERAGE
                                                 NET ASSETS
                                       ------------------------------
PERIODS ENDED                                                  NET       NET ASSETS
DECEMBER 31,                                        NET      EXPENSES      END OF
2002, 2001, 2000, 1999,      TOTAL       NET     INVESTMENT   BEFORE       PERIOD
1998 AND JUNE 30, 2003     RETURN (1)  EXPENSES    INCOME     WAIVER   (000S OMITTED)
----------------------     ----------  --------  ----------  --------  --------------
CASH PORTFOLIO
    2003*                    1.29%      0.18%      1.29%        --%     $4,485,387
    2002                     1.87       0.18       1.87         --       5,768,493
    2001                     4.26       0.18       3.83         --       4,992,093
    2000                     6.34       0.19       6.34         --       1,098,004
    1999                     5.16       0.19       5.14         --       1,081,493
    1998                     5.49       0.15       5.47       0.19         793,200
PRIME PORTFOLIO
    2003* (A)                0.80       0.20       0.80         --         200,055
TREASURY PORTFOLIO
    2003*                    0.99       0.19       0.99         --         342,181
    2002                     1.55       0.18       1.57         --         362,188
    2001                     3.80       0.18       3.60         --         586,494
    2000                     5.71       0.20       5.72         --         377,706
    1999                     4.51       0.21       4.49         --         179,329
    1998                     4.66       0.26       4.74         --         114,726
TREASURY PLUS PORTFOLIO
    2003*                    1.04       0.18       1.04         --         605,400
    2002                     1.52       0.19       1.53         --         341,947
    2001                     3.72       0.18       3.64         --         235,597
    2000                     6.04       0.20       6.03         --         280,633
    1999 (B)                 4.79       0.21       4.78         --         282,845
U.S. GOVERNMENT
  SECURITIES PORTFOLIO
    2003*                    1.18       0.18       1.16         --         579,683
    2002                     1.76       0.18       1.77         --         451,193
    2001                     4.03       0.18       3.70         --         480,608
    2000                     6.08       0.21       6.06         --         186,613
    1999 (C)                 5.19       0.22       5.15         --         131,318
MUNICIPAL PORTFOLIO
    2003*                    0.91       0.19       0.90         --         182,994
    2002                     1.24       0.19       1.23         --          96,413
    2001 (D)                 2.14       0.23       1.87         --         124,727

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolios declare no dividends or distributions, so there are no assumed reinvestments during the period. Total return is computed on an annualized basis.

(A)  Commenced Operations June 20, 2003.
(B)  Commenced Operations January 22, 1999.
(C)  Commenced Operations June 29, 1999.
(D)  Commenced Operations April 19, 2001.

  *  Unaudited.

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Prime Portfolio (the "Prime Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), collectively the "Portfolios", are separate diversified investment series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury and Municipal Portfolios do not invest in repurchase agreements.

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolios retain Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank & Trust Company ("Investors Bank") serves as

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

       custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

       Lincoln Capital Fixed Income Management Company, LLC ("Lincoln") serves as the sub-adviser to the Cash Portfolio and the Government Portfolio as of June 1, 2003, and to the Prime Portfolio. For its services as investment sub-adviser, Lincoln receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of each Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and
       0.06% on assets exceeding $1,000,000,000. Prior to June 1, 2003, Opus Investment Management, Inc. (formerly Allmerica Asset Management, Inc.) ("Opus") served as the sub-adviser to the Cash Portfolio and the Government Portfolio. For its services as investment sub-adviser Opus received an annual fee paid by Investors Bank at the same rate currently paid to Lincoln.

       M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. For its services as investment sub-adviser, M&I receives an annual fee, computed and paid monthly by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio.

       ABN AMRO Asset Management LLC ("ABN AMRO") serves as sub-adviser to the Municipal Portfolio. For its services as investment sub-advisor ABN AMRO receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule; 0.12% on the first $75,000,000 and 0.10% on the next $75,000,000 in assets; and 0.08% on assets exceeding $150,000,000.

       The Portfolios do not pay a fee directly to the sub-advisers for such services.

       Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with the investment adviser.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales for the respective Portfolios for the period ended June 30, 2003 were aggregated as follows:

                                                                 COMBINED
                                                              MATURITIES AND
                                                PURCHASES          SALES
                                             ---------------  ---------------
         Cash Portfolio                      $37,219,722,952  $38,597,389,415
         Prime Portfolio                         633,364,933      439,000,000
         Treasury Portfolio                    1,068,237,172    1,089,712,216
         Treasury Plus Portfolio              69,750,274,201   69,486,946,843
         U.S. Government Portfolio             6,545,814,460    6,428,092,387
         Municipal Portfolio                     349,996,690      288,406,727

(4)   LINE OF CREDIT

       The Portfolios participate in a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the line of credit is allocated among the Portfolios. The Municipal Portfolio had a balance of $25 million outstanding pursuant to the line of credit from January 1, 2003 through January 3, 2003. None of the Portfolios had an outstanding balance at June 30, 2003.

ITEM 2. CODE OF ETHICS.

         Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         (a)(1) Code of Ethics Described in Item 2: Not applicable.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Merrimac Series

By (Signature and Title):           /s/ Paul J. Jasinski
                                    --------------------
                           Paul J. Jasinski, President and Principal
                                             Executive Officer

                           Date August 15, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ Paul J. Jasinski
                               --------------------
                               Paul J. Jasinski, President and Principal
                                                 Executive Officer

                           Date August 15, 2003



By (Signature and Title):  /s/ John F. Pyne
                               --------------------
                               John F. Pyne, Treasurer and Principal
                                             Financial Officer

                           Date August 15, 2003